Investments and Fair Value Measurement - Schedule of Activity for Investments in Equity Securities Measured at Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Investments In Equity Securities Measured At Fair Value [Line Items]
Purchases at cost			$ (0)	$ 1,061	$ 1,061	$ 0
Sales			(718)	0	(384)	0
Liquidation of equity securities			700
Gain on investment in equity securities	$ 0	$ (48)	12	(123)	29	0
Level 1 [Member]
Schedule Of Investments In Equity Securities Measured At Fair Value [Line Items]
Beginning balance			706	$ 0	0
Purchases at cost					1,061
Sales					(384)
Liquidation of equity securities			(718)
Gain on investment in equity securities			12		29
Ending balance	$ 0		$ 0		$ 706	$ 0